Segment Reporting (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The Company generated more than 10% of its revenues from the following customers for the years ended December 31, 2016, 2015 and 2014:

	2016		2015		2014
Customer	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)
SCE	21%	21%	23%	17%	24%	7%
PG&E	12%	11%	13%	12%	15%	13%

Schedule of Segment Reporting Information, by Segment

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	8	—	—	22
Other income, net	—	5	—	1	6
Loss on debt extinguishment	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(14)	31	(41)	117
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(14)	$31	$(45)	$113

	Year ended December 31, 2016
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$333	$518	$170	$—	$1,021
Cost of operations	66	126	114	—	306
Depreciation and amortization	80	197	20	—	297
Impairment losses	—	183	—	—	183
General and administrative	—	—	—	16	16
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	187	12	36	(17)	218
Equity in earnings of unconsolidated affiliates	13	47	—	—	60
Other income, net	1	2	—	—	3
Interest expense	(48)	(147)	(7)	(78)	(280)
Income (loss) before income taxes	153	(86)	29	(95)	1
Income tax benefit	—	—	—	(1)	(1)
Net Income (Loss)	$153	$(86)	$29	$(94)	$2
Balance Sheet
Equity investment in affiliates	$106	$1,046	$—	$—	$1,152
Capital expenditures (a)	7	2	14	—	23
Total Assets	$1,993	$5,988	$426	$429	$8,836

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	17	—	—	31
Other income, net	1	2	—	—	3
Loss on debt extinguishment	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(20)	22	(76)	82
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(20)	$22	$(88)	$70
Balance Sheet
Equity investments in affiliates	$110	$687	$—	$—	$797
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$6,070	$428	$189	$8,789